NEWLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
NEWLY ISSUED ACCOUNTING STANDARDS
NEWLY ISSUED ACCOUNTING STANDARDS

Accounting Standards Update No. 2014-08-Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360). The amendments in this Update address the issues that (i) too many disposals of small groups of assets that are recurring in nature qualify for discontinued operations presentation under Subtopic 205-20, and (ii) some of the guidance on reporting discontinued operations results in higher costs for preparers because it can be complex and difficult to apply, by changing the criteria for reporting discontinued operations and enhancing convergence of the Financial Accounting Standards Board (FASB) and the International Accounting Standard Board (IASB) reporting requirements for discontinued operations. The Company is required to apply the amendments in this Update prospectively to (i) all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years, and (ii) all businesses or non-profit activities that, on acquisition, are classified as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Company is currently considering the impact of these amendments on its consolidated financial statements.

Accounting Standards Update No. 2014-09-Revenue from Contracts with Customers (Topic 606). The FASB and the IASB initiated a joint project to clarify the principles for recognizing revenue and to develop a common revenue standard for U.S. GAAP and IFRS. To meet those objectives, the FASB is amending the FASB Accounting Standards Codification and creating a new Topic 606, Revenue from Contracts with Customers. The amendments in this Update are effective for the Company for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Company is currently considering the impact of these amendments on its consolidated financial statements.

Accounting Standards Update No. 2014-15-Presentation of Financial Statements-Going Concern (Subtopic 205-40). The amendments in this Update provide guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures and are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company is currently considering the impact of these amendments on its consolidated financial statements.

Accounting Standards Update No. 2015-02-Consolidation (Topic 810). The amendments in this Update affect reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. Specifically, the amendments (i) modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities, (ii) eliminate the presumption that a general partner should consolidate a limited partnership, (iii) affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and (iv) provide a scope exception from consolidation guidance for reporting entities with interests in certain legal entities. The amendments in this Update are effective for the Company for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. The Company is currently considering the impact of these amendments on its consolidated financial statements.

Accounting Standards Update No. 2015-03 Interest-Imputation of Interest (Subtopic 835-30) Simplifying the Presentation of Debt Issuance Costs. This Update was issued as part of an initiative to reduce complexity in accounting standards (the Simplification Initiative). The objective of the Simplification Initiative is to identify, evaluate, and improve areas of generally accepted accounting principles (GAAP) for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. To simplify presentation of debt issuance costs, the amendments in this Update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this Update. The amendments in this Update will affect us for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. We are currently considering the impact of these amendments on our consolidated financial statements.